Net Sales and Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	2022	2021	2020
Metal removal fluids	22.9%	23.4%	23.9%
Rolling lubricants	20.8%	22.2%	21.8%
Hydraulic fluids	14.1%	13.6%	13.3%

	Net sales for the year ending December 31, 2022
	Americas	EMEA	Asia/Pacific	Consolidated Total

Customer Industries
Metals	$252,513	$137,767	$214,377	$604,657
Metalworking and other	694,003	424,741	220,184	1,338,928
	$946,516	$562,508	$434,561	$1,943,585

Timing of Revenue Recognized
Product sales at a point in time	$902,969	$551,013	$393,931	$1,847,913
Services transferred over time	43,547	11,495	40,630	95,672
	$946,516	$562,508	$434,561	$1,943,585

	Net sales for the year ending December 31, 2021
	Americas	EMEA	Asia/Pacific	Consolidated Total

Customer Industries
Metals	$210,340	$141,950	$207,160	$559,450
Metalworking and other	551,871	422,178	227,659	1,201,708
	$762,211	$564,128	$434,819	$1,761,158

Timing of Revenue Recognized
Product sales at a point in time	$726,229	$525,623	$420,003	$1,671,855
Services transferred over time	35,982	38,505	14,816	89,303
	$762,211	$564,128	$434,819	$1,761,158

	Net sales for the year ending December 31, 2020
	Americas	EMEA	Asia/Pacific	Consolidated Total

Customer Industries
Metals	$163,135	$107,880	$168,096	$439,111
Metalworking and other	443,908	348,059	186,599	978,566
	$607,043	$455,939	$354,695	$1,417,677

Timing of Revenue Recognized
Product sales at a point in time	$570,152	$417,725	$341,104	$1,328,981
Services transferred over time	36,891	38,214	13,591	88,696
	$607,043	$455,939	$354,695	$1,417,677